Schedule of Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment [Line Items]
Land and improvements	$ 718,953	$ 717,156	$ 719,753
Buildings and improvements	2,622,449	2,617,523	2,591,246
Airplane	44,364	44,364	44,349
Furniture, fixtures and equipment	1,348,354	1,350,525	1,347,601
Construction in progress	4,228	6,368	19,281
Property, Plant and Equipment, Gross, Total	4,738,348	4,735,936	4,722,230
Less: accumulated depreciation	(1,318,568)	(1,206,560)	(991,019)
Property and equipment, net	$ 3,419,780	$ 3,529,376	$ 3,731,211